CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($)	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012	$ 406,077		$ 5,102	$ 251,628	$ 227,117	$ (77,770)
Balance (in shares) at Dec. 31, 2012			5,101,770
Net loss	(177,996)		$ 0	0	(177,996)	0
Foreign currency translation adjustment	(109,584)	[1]	0	0	0	(109,584)
Effect of valuation allowance against deferred tax asset related to foreign currency translation adjustment	(64,213)
Balance at Dec. 31, 2013	118,497		$ 5,102	251,628	49,121	(187,354)
Balance (in shares) at Dec. 31, 2013			5,101,770
Net loss	(4,509,250)		$ 0	0	(4,509,250)	0
Foreign currency translation adjustment	(21,608)	[1]	0	0	0	120,337
Effect of valuation allowance against deferred tax asset related to foreign currency translation adjustment	(141,945)		0	0	0	(141,945)
Issuance of common stock, net of fees and expenses of issuance	16,284,568		$ 4,080	16,280,488	0	0
Issuance of common stock, net of fees and expenses of issuance (in shares)			4,080,000
Shares issued on conversion of note	587,835		$ 118	587,717	0	0
Shares issued on conversion of note (in shares)			117,567
Shares issued to acquired businesses	1,601,677		$ 412	1,601,265	0	0
Shares issued to acquired businesses (in shares)			412,267
Stock-based compensation expense	258,878		$ 0	258,878	0	0
Balance at Dec. 31, 2014	14,320,597		$ 9,712	18,979,976	(4,460,129)	(208,962)
Balance (in shares) at Dec. 31, 2014			9,711,604
Net loss	(2,653,288)		$ 0	0	(2,653,288)	0
Foreign currency translation adjustment	(87,495)	[2]	0	0	0	(87,495)
Forfeiture of shares issued to acquired businesses	(132,880)		$ (54)	(132,826)	0	0
Forfeiture of shares issued to acquired businesses (in shares)			(53,797)
Restricted share units vested	0		$ 64	(64)	0	0
Restricted share units vested (in shares)			64,167
Stock-based compensation expense	212,744		$ 0	212,744	0	0
Balance at Jun. 30, 2015	$ 11,659,678		$ 9,722	$ 19,059,830	$ (7,113,417)	$ (296,457)
Balance (in shares) at Jun. 30, 2015			9,721,974

[1]	Net of taxes of $141,945 and $64,213 for the years ended December 31, 2014 and December 31, 2013, respectively.
[2]	Net of taxes of $7,105 and $60,288 for the three and six months ended June 30, 2014, respectively. No tax effect has been recorded in 2015 as the Company recorded a valuation allowance against the tax benefit from its foreign currency translation adjustment.